Annual Total Returns- JPMorgan SmartRetirement 2020 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2020 Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.00%)	14.28%	13.43%	6.69%	(0.98%)	5.58%	13.73%	(5.57%)	15.49%	10.05%